Leases - Non-current lease liabilities maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current lease liabilities	$ 2,261	$ 2,290
Year 2 and 3
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current lease liabilities	1,165	1,343
Year 4 and 5
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current lease liabilities	431	470
After 5 years
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current lease liabilities	$ 665	$ 478